Income Tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Abstract]
Deferred tax liabilities
Deferred tax asset
Net operating loss carryforward	5,043,944	4,008,863
Valuation allowance	(5,043,944)	(4,008,863)	$ (2,049,352)
Net deferred tax asset